Shareholder Fees - FidelitySeriesAll-SectorEquityFund-PRO	Mar. 30, 2024 USD ($)
FidelitySeriesAll-SectorEquityFund-PRO | Fidelity Series All-Sector Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none